Nature of business and organization (Details Narrative)		Jul. 01, 2024 $ / shares shares	May 07, 2024 USD ($) shares	May 06, 2024 USD ($) shares	Jun. 08, 2023 shares	Aug. 01, 2021 SGD ($)	Jul. 24, 2021 SGD ($)	Jun. 30, 2024		Aug. 03, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares					1,600,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares		8,571,428
Share price | $ / shares		$ 1.75
Fortress Cove Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration	[1]			$ 15,000,000
Share Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares			8,571,429
Stock Issued During Period, Value, New Issues			$ 15,000,000.0
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues | shares				10,000,000
Stock Issued During Period, Value, New Issues				$ 15,000,000.0
[custom:DescriptionForOrdinarySharesIssuedInSharePurchaseAgreement]				An additional one million ordinary shares will be issued to the persons named in the Share Purchase Agreement if certain financial performance milestones based on CK Health’s net income for the fiscal years 2024 and 2025 are met.
Stock Issued During Period, Shares, Acquisitions | shares				8,571,429
Kent Ridge Healthcare Singapore Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage							100.00%
Consideration							$ 1.0
EUDA Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage							100.00%	100.00%	[2]
Consideration							$ 1.0
Super Gateway Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage						100.00%		100.00%
Consideration						$ 1.0
Singapore Emergency Medical Assistance Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage								100.00%	[2]	100.00%

[1]	The fair value of the consideration transferred as of the acquisition date is $15,000,000 (Based on 8,571,429 new EUDA shares issues at $1.75 based on the closing market price of EUDA on May 7, 2024 EST/May 8 SGT).
[2]	These entities were presented as a discontinued operation in accompanying unaudited condensed consolidated financial statements.